Restructuring Plans (Tables)	12 Months Ended
Jun. 30, 2025
Restructuring and Related Activities [Abstract]
Schedule of Activity and Accrual Balances for the Restructuring Plan
Activity and accrual balances for the 2023 Plan were as follows ($000):

	Severance	Asset Write-Offs	Other	Total Accrual
Balance - June 30, 2023	$64,379	$—	$—	$64,379
Restructuring charges (recoveries)	(129)	11,658	15,527	27,056
Payments	(13,189)	—	—	(13,189)
Asset write-offs and other	—	(11,658)	(15,527)	(27,185)
Balance - June 30, 2024	51,061	—	—	51,061
Restructuring charges	6,123	24,010	22,864	52,997
Payments	(12,954)	—	—	(12,954)
Asset write-offs and other	—	(24,010)	(22,864)	(46,874)
Balance - June 30, 2025	$44,230	$—	$—	$44,230
Activity and accrual balances for the 2025 Plan were as follows for fiscal 2025 ($000):

	Severance	Asset Write-Offs	Other	Total Accrual
Balance - June 30, 2024	$—	$—	$—	$—
Restructuring charges	23,983	59,068	24,033	107,084
Payments	(7,261)	(48,574)	(4,136)	(59,971)
Balance - June 30, 2025	$16,722	$10,494	$19,897	$47,113